STOCK COMPENSATION	3 Months Ended
Sep. 30, 2013
Disclosure Of Stock Compensation Related Costs Share Based Payments [Abstract]
STOCK COMPENSATION
Note 11 – STOCK COMPENSATION

Restricted shares

On July 23, 2013, the Company entered into a consulting agreement to promote the Company's image in both the industry and capital markets. In connection with the agreements, the Company was to issue 170,631 shares of Common Stock valued at $2.02 (stock price at grant date), and recorded $344,675 as deferred compensation. During the three months ended September 30, 2013, the Company amortized $54,798 as stock-based compensation.

Number of Shares

Granted but not issued at June 30, 2013	338,368

Issued during quarter ended September 30, 2013	-
Granted during quarter ended September 30, 2013	170,632

Granted but not issued at September 30, 2013	509,000